Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005423 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005423 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005423 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005423 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005423 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005423 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005423 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005423 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005423 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005423 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005423 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000005423 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005423 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005423 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005423 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005423 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005423 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005423 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005423 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005423 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166328 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166328 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166328 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166328 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166328 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166328 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166328 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166328 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166328 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166328 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166328 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000166328 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166328 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166328 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166328 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166328 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166328 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166328 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166328 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166328 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%